LOSS PER SHARE (Details Narrative) - USD ($)			12 Months Ended
	Jan. 13, 2025	Sep. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares			0	0	0
Aggregate principal amount													$ 75,000	$ 75,000	$ 100,000	$ 100,000		$ 50,000
Convertible ordinary shares per share						$ 2.3898	$ 2.9494	$ 3.1209	$ 4.818	$ 4.596	$ 6.258	$ 6.249	$ 13.398	$ 9.822	$ 14.328	$ 20.01	$ 25.737	$ 26.37
Convertible Promissory Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate principal amount	$ 1,311,000
Annual interest rate	7.00%
Convertible note conversion description	(i) $3.00, and (ii) 80% multiplied by the lowest daily volume-weighted average price during the 10 trading days immediately preceding the applicable redemption, subject to a floor price of $0.10.
Debt discount	$ 96,000
Other transaction costs	$ 15,000
Convertible Promissory Notes [Member] | Private Placement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate principal amount		$ 609,000
Annual interest rate		8.00%
Convertible ordinary shares per share		$ 8.0
Convertible note conversion description		On the Maturity Date, the holder of the Note has the right to convert all of the outstanding balance of the Note at a price of no less than $2.0 per share (“Floor Price”), which is subject to adjustment by consents of both parties.
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares			0	0	0
Non Employees Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares			0	0	0
Non Employees Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive shares			0	0	36,000